STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
STOCK-BASED COMPENSATION

NOTE 8 – STOCK-BASED COMPENSATION

During the three months ended March 31, 2024, we granted options to purchase an aggregate of 10,000 shares of common stock at $0.4201 per share to an employee, of which 1/5 vested immediately, and 1/5 shall vest on each six-month anniversary of the grant date. The options expire on January 11, 2029.

Summary information regarding the number of options, exercise price, and remaining contractual life as of and during the three months ended March 31, 2024 is as follows:

	Weighted Average Exercise Price per share $	Options (Number)	Weighted Average Remaining Contractual Life (Years)
As at January 1, 2024	2.08	2,894,500	2.22
Granted	0.42	10,000
Exercised	-	-
Forfeited / Expired	1.27	(228,750)
As at March 31, 2024	2.14	2,675,750	2.06
Exercisable as at March 31, 2024	2.40	1,824,547	1.45

As of March 31, 2024, the aggregate intrinsic value for all options outstanding as well as all options exercisable was zero, and unrecognized stock option expense of approximately $463,000 remains to be recognized over next 1.11 years.

Also during the three months ended March 31, 2024, we recognized $5,075 of expense related to restricted stock units awarded in 2023; as of March 31, 2024, unrecognized restricted stock unit expense of approximately $14,000 remains to be recognized between April 1, 2024 and November 30, 2024.

Additionally, on March 28, 2024, we entered into an agreement for a third party to provide us with financial advisory and investment banking services. As consideration for the services provided to the Company, we issued to the counterparty 300,000 shares of our common stock. No expense related to this agreement has been recognized in the condensed statement of operations for the three months March 31, 2024, although the fair value of the shares transferred has been recognized in the condensed balance sheet as of March 31, 2024 as a prepaid expense. The related expense will be recognized over a 6-month period from April 1, 2024 through September 30, 2024.

NOTE 9 – STOCK-BASED COMPENSATION

On July 1, 2021, an Equity Incentive Plan was approved, allowing for total of 20% of our issued and outstanding common stock, less the number of outstanding option grants, to be available for the grant of awards under the Plan. There were 1,685,000 option awards granted by the Company prior to the approval of the Plan, while 1,800,500 option awards have been granted under the Plan from July 1, 2021 through December 31, 2023.

Summary information regarding the number of options, exercise price, and remaining contractual life as of and during the years ended December 31, 2023 and 2022 is as follows:

	Weighted Average Exercise Price per share $	Options (Number)	Weighted Average Remaining Contractual Life (Years)
As at January 1, 2022	2.61	2,332,500
Granted	-	-
Exercised	-	-
Forfeited	-	-
As at December 31, 2022	2.61	2,332,500	1.68

As at January 1, 2023	2.61	2,332,500
Granted	0.92	1,153,000
Exercised	1.01	(316,000)
Forfeited / Expired	2.94	(275,000)
As at December 31, 2023	2.08	2,894,500	2.22
Exercisable as at December 31, 2023	2.39	1,795,219	1.40

As of December 31, 2023, the aggregate intrinsic value for all options outstanding as well as all options exercisable was zero.

During the year ended December 31, 2023, we granted the following option awards:

●	Options to purchase an aggregate of 330,000 shares of common stock at $1.275 per share were issued to the Company’s officers and management, of which 1/3 vested immediately, 1/3 shall vest on January 13, 2024, and the remaining 1/3 shall vest on January 13, 2025. The options expire on January 13, 2028.

●	Options to purchase an aggregate of 75,000 shares of common stock at $1.275 per share were issued to non-management directors, which vest evenly over three years, whereby 1/3 shall vest on each of January 13, 2024, January 13, 2025, and January 13, 2026. The options expire on January 13, 2028.

●	Options to purchase an aggregate of 162,000 shares of common stock at $1.275 per share were issued to certain employees and consultants, which vest evenly over three years, whereby 1/3 shall vest on each of January 13, 2024, January 13, 2025, and January 13, 2026. The options expire on January 13, 2028.

●	Options to purchase an aggregate of 75,000 shares of common stock at $1.275 per share were issued to an employee, which would have vested evenly over three years (whereby 1/6 of the options would have vested every six months). During the year ended December 31, 2023, however, all of these options were forfeited.

●	Options to purchase an aggregate of 6,000 shares of common stock at $1.275 per share were issued to a consultant, which vested immediately. These options were all exercised during the year ended December 31, 2023.

●	Options to purchase an aggregate of 15,000 shares of common stock at $0.66 per share were issued to certain employees and consultants, which vest evenly over two years, whereby 1/4 of the options shall vest every six months. The options expire on September 5, 2028.

●	Options to purchase an aggregate of 490,000 shares of common stock at $0.45 per share were issued to the Company’s officers and management, of which 1/3 vested immediately, 1/3 shall vest on December 18, 2024, and the remaining 1/3 shall vest on December 18, 2025. The options expire on December 18, 2028.

There were no option awards granted during the year ended December 31, 2022.

The fair value of options granted is calculated using the Black-Scholes-Merton option pricing model. The underlying assumptions used in the option pricing model for stock option awards granted in 2023 were as follows:

Attribute
Share price at date of grant	$0.43 - $1.28
Expected term (in years)	3 - 4
Risk free rate	3.74% - 4.65%
Expected volatility	106% - 133%
Expected dividend yield	0
Grant date fair value of options	$0.28 - $1.02

The weighted average grant date fair value of options outstanding was $1.49 and $1.84 as of December 31, 2023 and 2022, respectively.

As of December 31, 2023, unrecognized stock option expense of approximately $721,000 remains to be recognized over next 1.12 years.

Award Modifications

On June 1, 2023, we modified the terms of certain options previously awarded in 2021 to purchase an aggregate of 140,000 shares of common stock, in order to extend their expiration dates from July 21, 2023 to July 21, 2024. There were no changes to the exercise price or other terms of these stock options, and these options were already fully vested prior to the modification. As a result of this modification, we recognized incremental stock option expense of $9,188 for the year ended December 31, 2023.

Restricted Stock Unit Awards

On December 3, 2023, we entered into an endorsement agreement with an influencer for a one-year term, which included the award of an aggregate of 65,220 restricted stock units. These restricted stock units vest according to the following schedule: 16,305 shares on December 3, 2023 (which will be issued on or before March 31, 2024), 16,305 shares on March 2, 2024 (which will be issued on or before March 31, 2024), 16,305 shares on May 31, 2024, and 16,305 shares on August 29, 2024. Total stock-based compensation related to this award, based on the market price of the Company’s common stock on the date of grant, amounts to $27,066. We recognized $8,458 of expense related to this award during the year ended December 31, 2023, and will recognize the remaining expense of $18,608 on a straight-line basis over the remaining term of the agreement in 2024.